UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INCOME FUNDS

SMITH BARNEY TOTAL RETURN BOND FUND

FORM N-Q

APRIL 30, 2005

SMITH BARNEY TOTAL RETURN BOND FUND

Schedule of Investments (unaudited)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
CORPORATE BONDS & NOTES - 45.4%
CONSUMER DISCRETIONARY - 7.1%
Automotive - 2.7%
$ 4,775,000	BB+	Ford Motor Co., Debentures, 8.875% due 1/15/22	$4,636,821
1,480,000	BB	General Motors Corp., Debentures, 9.400% due 7/15/21	1,244,498
			5,881,319
Casinos & Gaming - 1.4%
3,000,000	A-**	San Manuel Entertainment Authority, Notes, 5.690% due 12/1/15 (c)	3,011,670
Multimedia - 2.3%
4,250,000	A-	Viacom Inc., Sr. Debentures, 7.875% due 7/30/30	5,062,349
Retail - 0.7%
750,000	BB+	J.C. Penney Co., Inc., Debentures, 7.650% due 8/15/16	815,625
500,000	A+	Target Corp., Debentures, 6.750% due 1/1/28	599,520
			1,415,145
		TOTAL CONSUMER DISCRETIONARY	15,370,483
CONSUMER STAPLES - 9.2%
Food, Beverage & Tobacco - 7.8%
2,475,000	BBB	Altria Group, Inc., Debentures, 7.750% due 1/15/27	2,913,560
		Coca-Cola Enterprises Inc., Debentures:
5,300,000	A	6.750% due 9/15/23 (b)	6,198,122
1,000,000	A	6.750% due 9/15/28	1,181,640
5,775,000	BBB	Tyson Foods, Inc., Notes, 7.000% due 5/1/18 (b)	6,471,546
			16,764,868
Personal Products - 1.4%
2,600,000	AA-	The Procter & Gamble Co., Debentures, 6.450% due 1/15/26	3,049,774
		TOTAL CONSUMER STAPLES	19,814,642
ENERGY - 0.1%
Energy - 0.1%
200,000	BBB	Halliburton Co., Debentures, 8.750% due 2/15/21	267,160
FINANCIALS - 13.0%
Diversified Financials - 5.4%
3,000,000	A	BankAmerica Institutional Capital A, Trust Preferred Securities, Series A, 8.070% due 12/31/26 (c)	3,285,786
1,000,000	A	Bank One Corp., Sub. Debentures, 7.625% due 10/15/26	1,252,571
500,000	A	BellSouth Capital Funding Corp., Debentures, 7.875% due 2/15/30	634,341
1,250,000	A	Boeing Capital Corp., Sr. Notes, 6.100% due 3/1/11	1,343,298
2,200,000	BBB-	Duke Capital Corp., Sr. Notes, 8.000% due 10/1/19	2,691,130
2,000,000	A+	Verizon Global Funding Corp., Notes, 7.750% due 12/1/30	2,496,406
			11,703,532

See Notes to Schedule of Investments.

SMITH BARNEY TOTAL RETURN BOND FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Insurance - 7.6%
$ 7,775,000	BBB-	CNA Financial Corp., Notes, 6.950% due 1/15/18 (b)	$8,461,641
6,425,000	A+	Lion Connecticut Holdings Inc., Debentures, 7.625% due 8/15/26 (b)	7,976,515
			16,438,156
		TOTAL FINANCIALS	28,141,688
HEALTHCARE - 0.4%
Pharmaceuticals - 0.4%
725,000	A+	Bristol-Myers Squibb Co., Debentures, 6.800% due 11/15/26	863,115
INDUSTRIALS - 3.8%
Aerospace & Defense - 1.4%
775,000	A	Rockwell International Corp., Debentures, 6.700% due 1/15/28	923,526
1,500,000	A	United Technologies Corp., Debentures, 8.750% due 3/1/21	2,073,245
			2,996,771
Airlines - 0.4%
842,090	BBB+	Continental Airlines Inc., Pass-Through Certificates, Series 2000-1, Class A-1, 8.048% due 11/1/20	828,663
Machinery - 2.0%
2,750,000	A	Caterpillar Inc., Notes, 6.625% due 7/15/28	3,251,424
1,000,000	A+	Dover Corp., Notes, 6.500% due 2/15/11	1,104,200
			4,355,624
		TOTAL INDUSTRIALS	8,181,058
MATERIALS - 7.5%
Chemicals - 6.9%
5,000,000	BB-	ARCO Chemical Co., Debentures, 9.800% due 2/1/20	5,550,000
6,670,000	BB+	FMC Corp., Medium-Term Notes, Series A, 7.000% due 5/15/08 (b)	7,003,500
2,000,000	A	PPG Industries Inc., Debentures, 7.400% due 8/15/19	2,440,140
			14,993,640
Metals/Mining - 0.6%
1,000,000	A-	Alcoa Inc., Notes, 6.750% due 1/15/28	1,196,735
		TOTAL MATERIALS	16,190,375
TELECOMMUNICATION SERVICES - 3.4%
Telecommunications - 3.4%
2,000,000	A	BellSouth Telecommunications, Inc., Debentures, 6.375% due 6/1/28	2,165,498
4,775,000	BBB	Motorola, Inc., Debentures, 6.500% due 11/15/28	5,108,959
		TOTAL TELECOMMUNICATION SERVICES	7,274,457
UTILITIES - 0.9%
Gas Utilities - 0.9%
1,775,000	BBB+	ONEOK, Inc., Debentures, 6.875% due 9/30/28	2,021,285
		TOTAL CORPORATE BONDS & NOTES (Cost - $91,084,513)	98,124,263

See Notes to Schedule of Investments.

SMITH BARNEY TOTAL RETURN BOND FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
MUNICIPAL BONDS - 44.9%
Arizona - 2.2%
$ 4,300,000	AAA	Phoenix, AZ IDA Revenue, America West Arena, AMBAC-Insured, 7.125% due 12/1/21 (d)	$4,715,079
California - 15.3%
2,350,000	AAA	Alameda Corridor Transportation Authority Revenue, Series C, MBIA-Insured, 6.600% due 10/1/29	2,758,289
		Fresno, CA Joint Powers Financing Authority, Lease Revenue, Series B, FSA-Insured:
1,000,000	AAA	6.930% due 6/1/23	1,210,370
1,000,000	AAA	7.030% due 6/1/31	1,242,910
5,000,000	AAA	Fresno, CA Taxable Pension Obligation Revenue, MBIA-Insured, 6.550% due 6/1/29 (b)	5,990,600
1,500,000	AAA	Los Angeles, CA Convention and Exhibition Center Authority, Lease Revenue, Series A, MBIA-Insured, 7.125% due 8/15/24	1,600,440
7,980,000	AAA	Monrovia, CA Redevelopment Agency, Tax Allocation, (Center Redevelopment Project), Series A, AMBAC-Insured, 7.050% due 5/1/29 (b)	8,495,827
5,000,000	AAA	Oakland, CA Revenue, 1800 Harrison Foundation, Series A, AMBAC-Insured, (Call 1/1/10 @ 100), 8.500% due 1/1/29 (b)(e)	5,840,750
2,040,000	AAA	Pinole, CA Redevelopment Agency, Tax Allocation, Series B, MBIA-Insured, 6.750% due 8/1/17	2,190,980
1,300,000	AAA	San Dieguito, CA Public Facilities Authority Revenue, Series B, AMBAC-Insured, 7.000% due 8/1/18	1,429,766
2,000,000	AAA	Union City, CA Community Redevelopment Agency, Tax Allocation, Series B, AMBAC-Insured, 7.250% due 10/1/33	2,214,560
			32,974,492
Connecticut - 2.8%
4,500,000	AAA	Bridgeport, CT GO, Taxable Pension Bonds, FGIC-Insured, 7.640% due 1/15/30 (b)	5,993,685
Georgia - 2.3%
4,500,000	AAA	De Kalb County, GA Development Authority Revenue (Regional Office Project), MBIA-Insured, 6.875% due 3/1/20	4,912,605
Kentucky - 1.4%
2,910,000	AAA	Owensboro, KY Electric Light and Power System Revenue, Series A, FSA-Insured, 6.340% due 1/1/20	3,147,020
Maryland - 1.8%
3,300,000	Aaa*	Maryland State Transportation Authority Limited Obligation Revenue, MBIA-Insured, 6.650% due 7/1/32 (b)	3,953,433

See Notes to Schedule of Investments.

SMITH BARNEY TOTAL RETURN BOND FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Massachusetts - 2.8%
$ 5,800,000	AAA	Northeastern University, MA Revenue, Series A, MBIA-Insured, 7.040% due 10/1/28 (b)	$6,162,790
New Jersey - 3.5%
7,000,000	AAA	New Jersey EDA Revenue, Series B, AMBAC-Insured, 5.800% due 4/1/25 (b)	7,571,200
New York - 0.8%
1,640,000	Aa1*	New York State Housing Finance Agency Revenue, MFH Secured Mortgage, Series B, SONYMA-Insured, 6.370% due 8/15/34	1,703,566
Oregon - 2.7%
4,000,000	Aaa*	Corvallis, OR GO, AMBAC-Insured, 6.500% due 1/1/30	4,730,120
1,000,000	AAA	Eugene, OR Electric Utility Revenue, Series A, FSA-Insured, 6.320% due 8/1/22	1,142,460
			5,872,580
Pennsylvania - 2.2%
1,685,000	AAA	Delaware River Port Authority, (Pennsylvania Port District Project), Series A, FSA-Insured, 7.630% due 1/1/21 (d)	2,155,688
2,295,000	AAA	York County, PA IDA, EDR, Series B, FGIC-Insured, (Call 4/1/08 @ 102), 6.875% due 10/1/18 (e)	2,517,248
			4,672,936
Texas - 4.7%
2,500,000	AAA	Dallas-Fort Worth, TX International Airport Facilities Improvement Corp. Revenue, MBIA-Insured, 7.070% due 11/1/24	2,732,950
6,780,000	AAA	Tyler, TX Health Facilities Development Corp., Hospital Revenue, East Texas, Series E, FSA-Insured, Remarketed 2/17/99, 7.830% due 11/1/27 (b)	7,444,915
			10,177,865
Virginia - 2.4%
5,000,000	AAA	Virginia State HDA Revenue, 6.020% due 1/1/28	5,114,950
		TOTAL MUNICIPAL BONDS (Cost - $86,478,312)	96,972,201

See Notes to Schedule of Investments.

SMITH BARNEY TOTAL RETURN BOND FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
REPURCHASE AGREEMENT - 7.9%
$ 16,939,000		Bank of America dated 4/29/05, 2.95% due 5/2/05; Proceeds at maturity - $16,943,164; (Fully collateralized by U.S. government agency obligation, 0.000% due 9/7/05; Market value - $17,277,992) (Cost - $16,939,000)	$16,939,000
		TOTAL INVESTMENTS - 98.2% (Cost - $194,501,825***)	212,035,464
		Other Assets in Excess of Liabilities - 1.8%	3,952,902
		TOTAL NET ASSETS - 100.0%	$215,988,366

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*), are rated by Moody’s Investors Service, Inc. and those identified by a double asterisk (**), are rated by Fitch Ratings.
(b)	All or a portion of this security is segregated for open futures contracts.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	Pre-refunded bonds are escrowed by government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
***	Aggregate cost for federal income tax purposes is substantially the same.

See Bond Ratings page following Schedule of Investments.

SUMMARY OF MUNICIPAL BONDS BY INDUSTRY*

Tax Allocation	6.0%
Transportation	5.4
General Obligations	5.0
Hospital	3.4
Education	2.8
Pre-refunded	2.7
Single-Family Housing	2.4
Utilities	2.0
Multi-Family Housing	0.8
Other	14.4
44.9%

* As a percentage of total net assets. Please note that fund holdings are subject to change.

See Notes to Schedule of Investments.

Bond Ratings	(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB — Bonds rated “BBB” have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service, Inc. (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ba”, where 1 is the highest and 3 the lowest rating within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these bonds.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Bond Ratings	(unaudited) (continued)

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Fitch Ratings (“Fitch”) — Rating may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standings within the major ratings to categories.

A — Bonds rated “A” are considered to be investment-grade and of high credit quality. The obligor’s ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more valuable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Abbreviations*	(unaudited)

ABAG — Association of Bay Area Governments

ACA – American Capital Assurance

AIG — American International Guaranty

AMBAC — Ambac Assurance Corporation

BAN — Bond Anticipation Notes

BIG — Bond Investors Guaranty

CBI — Certificate of Bond Insurance

CGIC — Capital Guaranty Insurance Company

CHFCLI — California Health Facility Construction Loan Insurance

CONNIE LEE — College Construction Loan Insurance Association

COP — Certificate of Participation

EDA — Economic Development Authority

EDR — Economic Development Revenue

ETM — Escrowed To Maturity

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FLAIRS — Floating Adjustable Interest Rate Securities

FNMA — Federal National Mortgage Association

FRTC — Floating Rate Trust Certificates

FSA — Financial Security Assurance

GIC — Guaranteed Investment Contract

GNMA — Government National Mortgage Association

GO — General Obligation

Abbreviations*	(unaudited) (continued)

HDA — Housing Development Authority

HDC — Housing Development Corporation

HFA — Housing Finance Authority

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDR — Industrial Development Revenue

INFLOS — Inverse Floaters

ISD — Independent School District

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance Corporation

MFH — Multi-Family Housing

MVRICS — Municipal Variable Rate Inverse Coupon Security

PCR — Pollution Control Revenue

PSF — Permanent School Fund

PSFG — Permanent School Fund Guaranty

RAN — Revenue Anticipation Notes

RIBS — Residual Interest Bonds

RITES — Residual Interest Tax-Exempt Securities

SONYMA — State of New York Mortgage Agency

SYCC — Structured Yield Curve Certificate

TAN — Tax Anticipation Notes

TECP — Tax-Exempt Commercial Paper

TOB — Tender Option Bonds

TRAN — Tax and Revenue Anticipation Notes

* Abbreviations may or may not appear in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Total Return Bond Fund (“Fund”), a separate diversified investment fund of the Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationship between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Notes to Schedule of Investments (unaudited) (continued)

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$20,681,662
Gross unrealized depreciation	(3,148,023)
Net unrealized appreciation	$17,533,639

At April 30, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contract to Sell:
20 Year U.S. Treasury Bond	690	6/05	$77,295,469	$79,242,188	$(1,946,719)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Income Funds

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 28, 2005

By:	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date: June 28, 2005